UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Columbia Core Bond Fund

Semiannual Report for the Period Ended October 31, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

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A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Core Bond Fund

Average annual total return as of 10/31/10 (%)

Share class	A		B		C		T		Z
Inception	11/01/98		11/01/98		11/25/02		12/14/90		12/14/90
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	4.26	–0.67	3.87	–1.13	3.95	2.95	4.31	–0.62	4.39
1-year	7.71	2.63	6.91	1.91	7.07	6.07	7.82	2.73	7.98
5-year	5.42	4.39	4.64	4.30	4.79	4.79	5.53	4.50	5.68
10-year	5.58	5.07	4.80	4.80	4.92	4.92	5.66	5.14	5.84

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A and Class T shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Prime A shares (for Class A shares), Prime B shares (for Class B and Class C shares), Retail A shares (for Class T shares) and Trust shares (for Class Z shares) of Galaxy Quality Plus Bond Fund, the predecessor to the fund and a series of The Galaxy Fund (the “Predecessor Fund”), for periods prior to November 25, 2002, the date on which Class A, Class B, Class T and Class Z shares were initially offered by the fund. The returns shown for all shares classes reflect any differences in sales charges.

The 10-year returns for Class C shares include the returns of Prime B shares of the Predecessor Fund for the period prior to November 25, 2002, the date on which Class C shares were first offered. The returns have not been adjusted to reflect any differences in expenses between Class C and Prime B shares of the Predecessor Fund.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 10/31/2010

+4.26% Class A shares (without sales charge)

+5.33% Barclays Capital Aggregate Bond Index[1]

Net asset value per share

As of 10/31/10 ($)

Class A	11.16
Class B	11.16
Class C	11.16
Class T	11.16
Class Z	11.16

Distributions declared per share

05/01/10 - 10/31/10 ($)

Class A	0.17
Class B	0.13
Class C	0.14
Class T	0.18
Class Z	0.18

[1]

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Core Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

05/01/10 – 10/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,042.60	1,021.17	4.12	4.08	0.80
Class B	1,000.00	1,000.00	1,038.70	1,017.39	7.96	7.88	1.55
Class C	1,000.00	1,000.00	1,039.50	1,018.15	7.20	7.12	1.40
Class T	1,000.00	1,000.00	1,043.10	1,021.68	3.60	3.57	0.70
Class Z	1,000.00	1,000.00	1,043.90	1,022.43	2.83	2.80	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 28.9%

	Par ($)	Value ($)
Basic Materials – 1.6%
Chemicals – 1.0%
Dow Chemical Co.
5.700% 05/15/18	2,485,000	2,715,317
5.900% 02/15/15	2,605,000	2,935,434
8.550% 05/15/19	4,590,000	5,895,107

Lubrizol Corp.
8.875% 02/01/19	4,770,000	6,166,904

Chemicals Total		17,712,762

Iron/Steel – 0.4%
ArcelorMittal
7.000% 10/15/39	3,940,000	3,965,685

Nucor Corp.
5.000% 06/01/13	1,755,000	1,920,103
5.850% 06/01/18	1,560,000	1,834,949

Iron/Steel Total		7,720,737

Metals & Mining – 0.2%
Vale Overseas Ltd.
6.875% 11/21/36	3,185,000	3,629,390

Metals & Mining Total		3,629,390

Basic Materials Total		29,062,889

Communications – 4.2%
Media – 2.4%
Comcast Corp.
5.850% 11/15/15	8,115,000	9,484,341
6.950% 08/15/37	680,000	791,051

DirecTV Holdings LLC
3.125% 02/15/16	1,705,000	1,746,166
6.375% 06/15/15	1,290,000	1,335,150

NBC Universal, Inc.
2.875% 04/01/16 (a)	8,105,000	8,204,051
5.950% 04/01/41 (a)	3,470,000	3,543,797

News America, Inc.
6.400% 12/15/35	5,625,000	6,100,425
6.550% 03/15/33	1,295,000	1,404,865

Time Warner Cable, Inc.
3.500% 02/01/15	2,575,000	2,720,387
5.850% 05/01/17	1,165,000	1,329,055
7.300% 07/01/38	2,630,000	3,171,236

Time Warner, Inc.
6.500% 11/15/36	3,505,000	3,889,583

Media Total		43,720,107

	Par ($)	Value ($)
Telecommunication Services – 1.8%
AT&T, Inc.
5.625% 06/15/16	2,275,000	2,664,569
6.550% 02/15/39	2,180,000	2,483,240

BellSouth Corp.
5.200% 09/15/14	5,985,000	6,731,629

British Telecommunications PLC
5.150% 01/15/13	5,440,000	5,867,633
5.950% 01/15/18	6,060,000	6,766,838

Cellco Partnership/Verizon Wireless Capital LLC
5.550% 02/01/14	2,885,000	3,254,372
8.500% 11/15/18	1,505,000	2,060,441

Telefonica Emisiones SAU
6.221% 07/03/17	1,160,000	1,360,162
6.421% 06/20/16	2,105,000	2,505,215

Telecommunication Services Total		33,694,099

Communications Total		77,414,206

Consumer Cyclical – 0.6%
Airlines – 0.0%
Continental Airlines, Inc.
7.461% 04/01/15	562,417	586,320

Airlines Total		586,320

Home Builders – 0.0%
D.R. Horton, Inc.
5.625% 09/15/14	365,000	372,300

Home Builders Total		372,300

Retail – 0.6%
CVS Pass-Through Trust
5.298% 01/11/27 (a)	682,943	700,633
8.353% 07/10/31 (a)	3,528,837	4,383,415

Macy’s Retail Holdings, Inc.
5.350% 03/15/12	455,000	476,044

McDonald’s Corp.
4.875% 07/15/40	1,195,000	1,184,748
5.700% 02/01/39	3,340,000	3,702,243

Retail Total		10,447,083

Consumer Cyclical Total		11,405,703

Consumer Non-Cyclical – 3.9%
Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
3.625% 04/15/15	7,500,000	7,973,572
7.200% 01/15/14 (a)	1,460,000	1,711,510
7.750% 01/15/19 (a)	1,555,000	2,010,858

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Consumer Non-Cyclical (continued)
PepsiCo, Inc.
4.500% 01/15/20	1,405,000	1,544,306

Beverages Total		13,240,246

Food – 2.2%
ConAgra Foods, Inc.
7.000% 10/01/28	2,680,000	3,120,696

General Mills, Inc.
5.200% 03/17/15	4,040,000	4,633,306

Kraft Foods, Inc.
4.125% 02/09/16	18,370,000	19,997,839

Kroger Co.
3.900% 10/01/15	11,770,000	12,839,764

Food Total		40,591,605

Healthcare Services – 0.4%
Roche Holdings, Inc.
6.000% 03/01/19 (a)	5,005,000	6,038,398
WellPoint, Inc.
7.000% 02/15/19	1,490,000	1,812,984

Healthcare Services Total		7,851,382

Household Products/Wares – 0.2%
Fortune Brands, Inc.
5.125% 01/15/11	3,815,000	3,844,883

Household Products/Wares Total		3,844,883

Pharmaceuticals – 0.4%
Novartis Securities Investment Ltd.
5.125% 02/10/19	4,170,000	4,786,860

Wyeth
5.500% 02/15/16	1,845,000	2,166,860

Pharmaceuticals Total		6,953,720

Consumer Non-Cyclical Total		72,481,836

Energy – 3.3%
Oil & Gas – 1.9%
Canadian Natural Resources Ltd.
6.250% 03/15/38	6,430,000	7,371,037

Devon Energy Corp.
6.300% 01/15/19	1,080,000	1,318,861

Hess Corp.
5.600% 02/15/41	1,580,000	1,612,420
7.300% 08/15/31	1,980,000	2,390,098

	Par ($)	Value ($)
Marathon Oil Corp.
6.000% 07/01/12	3,065,000	3,298,982
7.500% 02/15/19	138,000	177,720
Nexen, Inc.
5.875% 03/10/35	1,325,000	1,350,470
7.500% 07/30/39	1,825,000	2,230,433

Qatar Petroleum
5.579% 05/30/11 (a)	621,329	632,210

Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16 (a)	1,900,386	2,067,411

Shell International Finance BV
5.500% 03/25/40	6,390,000	7,039,876

Talisman Energy, Inc.
5.850% 02/01/37	1,645,000	1,701,728
7.750% 06/01/19	4,025,000	5,208,801

Oil & Gas Total		36,400,047

Oil & Gas Services – 0.4%
Halliburton Co.
5.900% 09/15/18	1,095,000	1,282,673

Smith International, Inc.
9.750% 03/15/19	2,515,000	3,621,376

Weatherford International Ltd.
5.125% 09/15/20	770,000	806,101
5.150% 03/15/13	62,000	66,480
7.000% 03/15/38	1,090,000	1,188,815

Oil & Gas Services Total		6,965,445

Pipelines – 1.0%
Kinder Morgan Energy Partners LP
5.625% 02/15/15	1,275,000	1,437,497
6.500% 09/01/39	365,000	387,239
6.950% 01/15/38	1,945,000	2,162,912
Plains All American Pipeline LP/PAA Finance Corp.
5.750% 01/15/20	490,000	547,429
6.500% 05/01/18	1,420,000	1,655,619
8.750% 05/01/19	2,445,000	3,122,079

Southern Natural Gas Co.
8.000% 03/01/32	2,910,000	3,355,047

TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/17) (b)(c)	5,790,000	5,543,925

Pipelines Total		18,211,747

Energy Total		61,577,239

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials – 9.2%
Banks – 5.7%
Bank of New York Mellon Corp.
5.450% 05/15/19	2,305,000	2,651,117

Barclays Bank PLC
3.900% 04/07/15	2,145,000	2,298,481
5.000% 09/22/16	1,165,000	1,295,073

Capital One Capital IV
6.745% 02/17/37 (c)	3,180,000	3,187,950

Capital One Capital V
10.250% 08/15/39	3,760,000	4,079,600

Capital One Financial Corp.
5.700% 09/15/11	3,135,000	3,258,090
7.375% 05/23/14	825,000	964,178

Citigroup, Inc.
5.375% 08/09/20	5,835,000	6,141,157
6.010% 01/15/15	735,000	814,550
8.125% 07/15/39	390,000	490,662

Comerica Bank
5.200% 08/22/17	2,010,000	2,153,132
5.750% 11/21/16	480,000	541,117

Comerica, Inc.
3.000% 09/16/15	9,015,000	9,199,771

Discover Bank/Greenwood DE
8.700% 11/18/19	7,085,000	8,574,366

Discover Financial Services
10.250% 07/15/19	1,100,000	1,406,582

JPMorgan Chase & Co.
7.900% 04/29/49 (c)	3,710,000	3,954,897

JPMorgan Chase Capital XX
6.550% 09/15/66	5,050,000	4,898,465

JPMorgan Chase Capital XXIII
1.376% 05/15/77 (11/15/10) (b)(c)	755,000	575,041

KeyBank NA
5.800% 07/01/14	1,920,000	2,104,176

Keycorp
3.750% 08/13/15	3,560,000	3,665,187
6.500% 05/14/13	4,465,000	4,913,197

Lloyds TSB Bank PLC
4.375% 01/12/15 (a)	3,820,000	4,005,014

Marshall & IIsley Bank
5.300% 09/08/11	1,076,000	1,080,203

	Par ($)	Value ($)
Merrill Lynch & Co., Inc.
5.700% 05/02/17	1,625,000	1,668,943
6.050% 08/15/12	385,000	410,493
6.150% 04/25/13	1,400,000	1,517,429
7.750% 05/14/38	1,820,000	1,986,683

National City Bank of Cleveland
6.200% 12/15/11	715,000	755,467

National City Bank of Kentucky
6.300% 02/15/11	1,275,000	1,295,679

National City Corp.
4.900% 01/15/15	655,000	722,986
6.875% 05/15/19	1,870,000	2,178,668

Northern Trust Co.
6.500% 08/15/18	290,000	352,749

Northern Trust Corp.
5.500% 08/15/13	560,000	630,155

PNC Funding Corp.
3.625% 02/08/15	2,290,000	2,423,715
5.125% 02/08/20	4,605,000	4,997,728

Regions Financial Corp.
7.000% 03/01/11	3,815,000	3,865,705

Santander U.S. Debt SA Unipersonal
3.781% 10/07/15 (a)	10,010,000	10,067,548

Scotland International Finance No. 2
4.250% 05/23/13 (a)	1,700,000	1,710,069

Wachovia Bank NA
5.850% 02/01/37	340,000	337,474

Banks Total		107,173,497

Diversified Financial Services – 0.6%
Eaton Vance Corp.
6.500% 10/02/17	1,340,000	1,582,989

ERAC USA Finance LLC
2.750% 07/01/13 (a)	3,800,000	3,909,083
5.250% 10/01/20 (a)	4,060,000	4,338,946

Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (d)	3,890,000	870,387
6.875% 05/02/18 (d)	505,000	115,519

Diversified Financial Services Total		10,816,924

Insurance – 2.2%
CNA Financial Corp.
5.850% 12/15/14	961,000	1,034,351
7.350% 11/15/19	2,649,000	2,985,460

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials (continued)
ING Groep NV
5.775% 12/29/49 (12/08/15) (b)(c)	4,850,000	4,474,125

Liberty Mutual Group, Inc.
7.500% 08/15/36 (a)	7,345,000	7,343,759

Lincoln National Corp.
8.750% 07/01/19	4,390,000	5,660,729

MetLife Capital Trust X
9.250% 04/08/68 (a)(c)	800,000	964,000

MetLife, Inc.
10.750% 08/01/39	2,880,000	3,888,000

Prudential Financial, Inc.
7.375% 06/15/19	4,315,000	5,230,065
8.875% 06/15/68 (06/15/18) (b)(c)	1,700,000	1,955,000

Transatlantic Holdings, Inc.
8.000% 11/30/39	3,285,000	3,417,386

Unum Group
7.125% 09/30/16	2,995,000	3,457,128

Insurance Total		40,410,003

Real Estate Investment Trusts (REITs) – 0.7%
Brandywine Operating Partnership LP
7.500% 05/15/15	3,555,000	4,013,762

Duke Realty LP
7.375% 02/15/15	1,295,000	1,486,977
8.250% 08/15/19	5,375,000	6,466,625

Highwoods Properties, Inc.
5.850% 03/15/17	995,000	1,046,275

Real Estate Investment Trusts (REITs) Total		13,013,639

Financials Total		171,414,063

Industrials – 1.9%
Aerospace & Defense – 0.3%
Embraer Overseas Ltd.
6.375% 01/15/20	2,690,000	2,959,000

Raytheon Co.
7.200% 08/15/27	1,645,000	2,099,892

Aerospace & Defense Total		5,058,892

Miscellaneous Manufacturing – 0.4%
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	3,655,000	4,529,335

	Par ($)	Value ($)
Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	2,540,000	3,155,203

Miscellaneous Manufacturing Total		7,684,538

Transportation – 1.2%
BNSF Funding Trust I
6.613% 12/15/55 (01/15/26) (b)(c)	4,650,000	4,766,250

Burlington Northern Santa Fe Corp.
7.950% 08/15/30	1,260,000	1,647,481

CSX Corp.
6.250% 04/01/15	8,090,000	9,515,879

Union Pacific Corp.
5.700% 08/15/18	1,520,000	1,767,347
6.650% 01/15/11	5,550,000	5,617,077

Transportation Total		23,314,034

Industrials Total		36,057,464

Technology – 0.5%
Networking Products – 0.1%
Cisco Systems, Inc.
5.900% 02/15/39	2,505,000	2,815,350

Networking Products Total		2,815,350

Software – 0.4%
Oracle Corp.
5.375% 07/15/40 (a)	3,665,000	3,829,584
6.500% 04/15/38	2,915,000	3,509,345

Software Total		7,338,929

Technology Total		10,154,279

Utilities – 3.7%
Electric – 3.1%
American Electric Power Co., Inc.
5.250% 06/01/15	820,000	928,256

Carolina Power & Light Co.
5.125% 09/15/13	2,545,000	2,840,683

Commonwealth Edison Co.
4.000% 08/01/20	4,705,000	4,903,941
5.900% 03/15/36	790,000	850,219
5.950% 08/15/16	2,825,000	3,363,078
6.150% 09/15/17	1,975,000	2,329,661
6.950% 07/15/18	1,575,000	1,861,403

Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	610,000	747,580

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Utilities (continued)
Detroit Edison Co.
3.450% 10/01/20	7,130,000	7,181,165

Duke Energy Carolinas, LLC
5.300% 10/01/15	2,400,000	2,805,154

Exelon Generation Co., LLC
6.200% 10/01/17	1,000,000	1,164,172

FPL Energy National Wind LLC
5.608% 03/10/24 (a)	675,640	705,956

Georgia Power Co.
4.750% 09/01/40	6,930,000	6,462,488

Hydro Quebec
8.500% 12/01/29	1,195,000	1,827,787

MidAmerican Energy Holdings Co.
5.875% 10/01/12	1,655,000	1,802,773

Nevada Power Co.
5.375% 09/15/40	8,365,000	8,337,270

Niagara Mohawk Power Corp.
4.881% 08/15/19 (a)	1,395,000	1,521,446

Oncor Electric Delivery Co., LLC
5.950% 09/01/13	175,000	196,981

Southern California Edison Co.
4.500% 09/01/40	2,385,000	2,219,514
5.000% 01/15/16	2,500,000	2,881,670

Xcel Energy, Inc.
4.700% 05/15/20	1,425,000	1,560,888

Electric Total		56,492,085

Gas – 0.6%
Atmos Energy Corp.
6.350% 06/15/17	2,445,000	2,812,166
8.500% 03/15/19	2,120,000	2,734,098

Nakilat, Inc.
6.067% 12/31/33 (a)	3,045,000	3,334,275

Sempra Energy
6.500% 06/01/16	1,975,000	2,382,502

Gas Total		11,263,041

Utilities Total		67,755,126

Total Corporate Fixed-Income Bonds & Notes (cost of $502,673,783)		537,322,805

Mortgage-Backed Securities – 23.8%

	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
4.500% 10/01/40	3,300,000	3,459,034
5.596% 08/01/37 (11/01/10) (b)(c)	4,913,019	5,221,352
5.631% 06/01/37 (11/01/10) (b)(c)	4,087,716	4,354,327
5.719% 06/01/36 (11/01/10) (b)(c)	6,124,828	6,537,943
6.000% 02/01/39	3,640,814	3,947,194
7.000% 12/01/10	648	653
7.000% 12/01/14	21,432	23,122
7.000% 11/01/25	3,629	4,103
7.000% 03/01/27	2,603	2,949
7.000% 10/01/31	22,029	25,032
7.500% 09/01/25	1,363	1,549
7.500% 10/01/29	78,812	89,970
8.000% 06/01/26	1,758	2,027
9.500% 09/01/16	575	645

Federal National Mortgage Association
2.574% 08/01/36 (11/01/10) (b)(c)	120,632	121,000
4.000% 10/01/39	7,696,433	7,942,272
4.000% 09/01/40	39,899,126	41,173,582
4.500% 04/01/40	6,532,787	6,917,026
4.500% 05/01/40	12,305,371	13,016,030
4.500% 06/01/40	19,440,731	20,535,574
4.500% 07/01/40	8,474,443	8,951,698
4.760% 09/01/19	4,309,341	4,721,886
4.770% 06/01/19	4,451,126	4,896,139
4.836% 04/01/38 (11/01/10) (b)(c)	5,052,659	5,323,868
4.902% 04/01/38 (11/01/10) (b)(c)	6,062,249	6,391,617
5.000% 07/01/40	59,628,092	63,859,155
5.240% 09/01/12	2,261,365	2,390,858
5.500% 01/01/40	9,569,271	10,278,850
5.780% 09/01/37 (11/01/10) (b)(c)	4,285,806	4,600,237
6.000% 05/01/37	10,775,403	11,717,529
6.000% 05/01/38	15,638,052	17,005,334
6.000% 07/01/38	18,295,826	19,895,486
6.000% 08/01/38	29,818,696	32,397,881
6.000% 12/01/38	8,941,399	9,729,108
7.000% 06/01/32	12,259	14,043
7.500% 10/01/15	14,579	15,985
7.500% 01/01/30	11,757	13,537
7.785% 02/01/19	1,562,605	1,741,520
8.000% 12/01/29	214,534	250,903
8.000% 02/01/30	17,744	20,759
8.000% 03/01/30	32,498	38,009
8.000% 04/01/30	46,886	54,837
8.000% 05/01/30	11,004	12,870
8.500% 08/01/17	864	945

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)

10.000% 10/01/20	54,161	60,554
10.000% 12/01/20	124,998	142,429

TBA:
3.500% 11/01/40 (e)	13,750,000	13,842,386
4.000% 11/01/40 (e)	7,200,000	7,430,810
4.000% 11/01/40 (e)	28,800,000	29,691,014
5.500% 11/01/40 (e)	66,450,000	71,340,321

Government National Mortgage Association
3.375% 04/20/22 (11/01/10) (b)(c)	186,865	193,019
3.625% 07/20/21 (11/01/10) (b)(c)	36,572	37,813
3.625% 07/20/22 (11/01/10) (b)(c)	44,470	45,979
7.000% 05/15/12	7,920	8,361
7.000% 09/15/13	16,373	17,429
7.000% 11/15/22	39,898	45,781
7.000% 10/15/23	8,040	9,246
7.000% 06/15/26	125,444	144,978
7.000% 10/15/27	14,558	16,844
7.000% 05/15/28	27,072	31,357
7.000% 06/15/28	6,254	7,244
7.000% 12/15/28	36,292	42,036
7.000% 08/15/29	19,751	22,899
7.000% 02/15/30	4,355	5,053
7.000% 05/15/32	99,868	115,386
7.500% 04/15/26	87,447	101,213
7.500% 02/15/27	12,816	14,856
7.500% 09/15/29	255,497	296,936
7.500% 03/15/30	77,571	90,254
8.000% 06/15/25	3,131	3,727
8.000% 10/15/25	16,827	20,030
8.000% 01/15/26	5,587	6,667
8.000% 02/15/26	1,984	2,368
8.000% 06/15/26	8,033	9,551
8.000% 03/15/27	11,965	14,264
9.000% 11/15/17	28,431	31,755
9.500% 08/15/20	1,693	1,992
9.500% 12/15/20	1,072	1,261
10.000% 05/15/16	2,335	2,352
10.000% 07/15/17	12,859	14,556
11.500% 06/15/13	11,044	11,136

Total Mortgage-Backed Securities (cost of $435,669,145)		441,572,295

Government & Agency Obligations – 21.2%

	Par ($)	Value ($)
Foreign Government Obligations – 1.2%
European Investment Bank
3.000% 04/08/14	3,295,000	3,530,187
5.125% 05/30/17	2,985,000	3,532,760

Export-Import Bank of Korea
5.500% 10/17/12	700,000	741,371

Pemex Project Funding Master Trust
5.750% 03/01/18	2,885,000	3,238,969

Province of Quebec
4.625% 05/14/18	8,030,000	9,082,757

Republic of Italy
5.375% 06/12/17	1,275,000	1,416,494

Foreign Government Obligations Total		21,542,538

U.S. Government Agencies – 1.3%
Resolution Funding Corp., STRIPS
(f) 10/15/20	10,840,000	7,882,555
(f) 01/15/21	19,755,000	14,197,267
(f) 01/15/30	6,000,000	2,678,010

U.S. Government Agencies Total		24,757,832

U.S. Government Obligations – 18.7%
U.S. Treasury Bonds
4.375% 05/15/40	5,655,000	6,023,480
4.500% 02/15/36	4,145,000	4,538,775

U.S. Treasury Inflation Indexed Note
1.625% 01/15/18	21,382,456	23,620,942
3.000% 07/15/12	3,126,411	3,324,253

U.S. Treasury Notes
0.750% 05/31/12	9,975,000	10,043,628
0.750% 08/15/13	3,025,000	3,049,578
0.875% 01/31/12 (g)	31,880,000	32,117,857
1.250% 08/31/15	319,000	320,869
1.750% 07/31/15	3,230,000	3,326,157
1.875% 06/30/15	28,230,000	29,253,338
2.500% 06/30/17	14,155,000	14,774,281
2.625% 08/15/20	127,181,100	127,300,396

U.S. Treasury STRIPS
(f) 08/15/20	85,000,000	63,845,795
(f) 02/15/22	37,715,000	26,276,455

U.S. Government Obligations Total		347,815,804

Total Government & Agency Obligations (cost of $384,149,039)		394,116,174

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Commercial Mortgage-Backed Securities – 15.0%

	Par ($)	Value ($)

Bear Stearns Commercial Mortgage Securities
4.740% 03/13/40	14,889,000	15,867,425
4.830% 08/15/38	2,275,000	2,391,161
5.201% 12/11/38	2,425,000	2,630,278
5.471% 01/12/45 (11/01/10) (b)(c)	7,085,000	7,757,786
5.537% 10/12/41	12,303,000	13,613,324
5.588% 09/11/42	9,635,000	10,155,367
5.700% 06/13/50	10,750,000	11,528,327
5.742% 09/11/42 (11/01/10) (b)(c)	1,000,000	1,099,509
6.480% 02/15/35	11,108,458	11,229,175

Citigroup Commercial Mortgage Trust
4.733% 10/15/41	3,765,000	4,034,293

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% 11/15/44 (11/01/10) (b)(c)	3,285,000	3,549,154

Commercial Mortgage Pass Through Certificates
5.310% 07/10/37 (11/01/10) (b)(c)	5,105,000	5,562,143

Credit Suisse First Boston Mortgage Securities Corp.
6.387% 08/15/36	1,838,760	1,906,659

Credit Suisse Mortgage Capital Certificates
5.826% 06/15/38 (11/01/10) (b)(c)	9,825,000	10,786,192

Greenwich Capital Commercial Funding Corp.
4.799% 08/10/42 (11/01/10) (b)(c)	2,700,000	2,890,123

JPMorgan Chase Commercial Mortgage Securities Corp.
5.255% 07/12/37	3,875,000	4,189,958
5.440% 06/12/47	10,390,000	10,960,004
5.552% 05/12/45	8,500,000	9,247,922
5.857% 10/12/35	319,186	329,175

LB-UBS Commercial Mortgage Trust
5.020% 08/15/29 (11/11/10) (b)(c)	7,130,000	7,693,912
5.124% 11/15/32 (11/11/10) (b)(c)	6,865,000	7,500,227
5.430% 02/15/40	10,250,000	10,804,937
5.866% 09/15/45 (11/11/10) (b)(c)	3,005,000	3,218,027
6.510% 12/15/26	538,253	539,073

Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.480% 12/15/30 (11/01/10) (b)(c)	3,176,234	41,820

Merrill Lynch Mortgage Trust
4.747% 06/12/43 (11/01/10) (b)(c)	7,500,000	8,124,353

Morgan Stanley Capital I
4.970% 12/15/41	8,022,000	8,684,759

	Par ($)	Value ($)
5.150% 06/13/41	11,945,000	12,912,623
5.447% 02/12/44 (11/01/10) (b)(c)	7,540,000	7,956,295
5.649% 06/11/42 (11/01/10) (b)(c)	2,500,000	2,772,076

Morgan Stanley Dean Witter Capital I
4.920% 03/12/35	10,270,000	10,969,773
5.080% 09/15/37	3,695,000	3,910,991
5.980% 01/15/39	3,869,679	4,089,296

Wachovia Bank Commercial Mortgage Trust
4.039% 10/15/41	6,363,471	6,407,737
5.012% 12/15/35	8,100,000	8,799,943
5.037% 03/15/42	5,024,431	5,309,231
5.202% 10/15/44 (11/01/10) (b)(c)	11,540,000	12,746,081
5.269% 12/15/44 (11/01/10) (b)(c)	6,300,000	6,937,084
5.609% 03/15/45 (11/01/10) (b)(c)	5,052,000	5,007,566
5.726% 06/15/45	369	369
5.997% 06/15/45	2,610,000	2,872,187
6.287% 04/15/34	2,150,000	2,267,523

Wells Fargo Commercial Mortgage Trust
4.393% 10/15/57 (a)(e)	8,950,000	9,274,437

Total Commercial Mortgage-Backed Securities (cost of $262,490,314)		278,568,295

Asset-Backed Securities – 4.8%
Ally Auto Receivables Trust
1.450% 05/15/14	1,800,000	1,819,703

Bay View Auto Trust
5.310% 06/25/14	2,550,000	2,558,110

BMW Vehicle Lease Trust
0.820% 04/15/13	4,100,000	4,108,761

Bombardier Capital Mortgage Securitization Corp.
6.230% 04/15/28	1,841	1,793

Capital Auto Receivables Asset Trust
5.210% 03/17/14	1,247,443	1,279,530

Chrysler Financial Auto Securitization Trust
6.250% 05/08/14 (a)	3,890,000	4,089,651

Chrysler Financial Lease Trust
1.780% 06/15/11 (a)	2,382,121	2,387,752

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Asset-Backed Securities (continued)

	Par ($)	Value ($)

Citibank Credit Card Issuance Trust
2.250% 12/23/14	7,140,000	7,350,176
6.300% 06/20/14	325,000	346,026
6.950% 02/18/14	1,130,000	1,198,346

CitiFinancial Auto Issuance Trust
1.830% 11/15/12 (a)	2,163,660	2,170,910

Citigroup Mortgage Loan Trust, Inc.
5.517% 08/25/35 (11/01/10) (b)(c)	2,800,000	206,702
5.666% 08/25/35 (11/01/10) (b)(c)	1,885,000	122,310

Daimler Chrysler Auto Trust
4.940% 02/08/12	2,553,575	2,556,265

Discover Card Master Trust
0.632% 06/15/15 (12/15/10) (b)(c)	1,620,000	1,617,259
0.906% 09/15/15 (11/15/10) (b)(c)	7,775,000	7,817,821
1.556% 12/15/14 (11/15/10) (b)(c)	3,375,000	3,423,821
1.556% 02/17/15 (11/15/10) (b)(c)	2,820,000	2,865,707

Equity One ABS, Inc.
0.596% 07/25/34 (11/26/10) (b)(c)	365,527	282,022

Ford Credit Auto Lease Trust
0.800% 07/15/13 (a)	2,380,000	2,379,801

Ford Credit Auto Owner Trust
1.320% 06/15/14	3,700,000	3,739,919
5.150% 11/15/11	855,623	860,452
5.160% 04/15/13	9,405,000	9,872,835
5.680% 06/15/12	2,300,000	2,341,122

Franklin Auto Trust
5.360% 05/20/16	8,491,000	8,771,740
7.160% 05/20/16 (a)	2,425,000	2,633,043

Green Tree Financial Corp.
8.250% 07/15/27 (c)	266,332	276,164

GSAA Trust
4.316% 11/25/34 (11/01/10) (b)(c)	393,333	397,248

Origen Manufactured Housing
4.490% 05/15/18	22,176	22,186

Volkswagen Auto Lease Trust
0.690% 11/22/13 (e)	4,050,000	4,053,037

Volkswagen Auto Loan Enhanced Trust
5.470% 03/20/13	3,013,018	3,095,207

Wachovia Auto Loan Owner Trust
5.650% 02/20/13	5,000,000	5,057,019

Total Asset-Backed Securities (cost of $92,912,616)		89,702,438

Municipal Bonds – 0.5%

	Par ($)	Value ($)
California – 0.3%
CA Los Angeles Unified School District
Series 2009, 5.750% 07/01/34	2,430,000	2,358,874

CA State
Series 2009, 7.550% 04/01/39	2,850,000	2,987,541

California Total		5,346,415

Kentucky – 0.2%
KY Asset Liability Commission
Series 2010, 3.165% 04/01/18	3,665,000	3,702,236

Kentucky Total		3,702,236

Total Municipal Bonds (cost of $8,865,444)		9,048,651

Collateralized Mortgage Obligations – 0.3%

Agency – 0.3%
Federal National Mortgage Association
4.717% 08/25/12	3,452,169	3,638,286
5.500% 09/25/35	882,567	898,087

Vendee Mortgage Trust
I.O.:
0.301% 03/15/29 (11/01/10) (b)(c)	6,426,042	56,759
0.428% 03/15/28 (11/01/10) (b)(c)	4,780,489	56,178

Agency Total		4,649,310

Non-Agency – 0.0%
American Mortgage Trust
8.445% 09/27/22 (c)(h)	11,201	6,792

Countrywide Alternative Loan Trust
5.500% 09/25/35	4,634,769	223,841

Non-Agency Total		230,633

Total Collateralized Mortgage Obligations (cost of $8,875,750)		4,879,943

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Short-Term Obligations – 11.8%

	Par ($)	Value ($)
Repurchase Agreement – 6.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/29/10, due 11/01/10 at 0.150%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/15, market value $118,995,619 (repurchase proceeds $116,660,458)	116,659,000	116,659,000

Repurchase Agreements Total		116,659,000

U.S. Government Obligation – 5.5%
U.S. Treasury Bills
0.010% 08/25/11	3,095,000	3,089,255
0.154% 01/27/11	100,000,000	99,967,737

U.S. Government Obligation Total		103,056,992

Total Short-Term Obligations (cost of $219,715,992)		219,715,992

Total Investments – 106.3% (cost of $1,915,352,083)(i)		1,974,926,593

Other Assets & Liabilities, Net – (6.3)%		(117,591,761)

Net Assets – 100.0%		1,857,334,832

Notes to Investment Portfolio:

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities, which are not illiquid, amounted to $93,957,557, which represents 5.1% of net assets.

(b)	Parenthetical date represents the next interest rate reset date for the security.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2010.

(d)	The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At October 31, 2010, the value of these securities amounted to $985,906, which represents 0.1% of net assets.

(e)	Security purchased on a delayed delivery basis.

(f)	Zero coupon bond.

(g)	A portion of this security with a market value of $3,022,383 is pledged as collateral for open futures contracts.

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2010, the value of this security amounted to $6,792, which represents less than 0.1% of net assets.

(i)	Cost for federal income tax purposes is $1,912,351,143.

The following table summarizes the inputs used, as of October 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$29,062,889	$—	$29,062,889
Communications	—	77,414,206	—	77,414,206
Consumer Cyclical	—	10,819,383	586,320	11,405,703
Consumer Non-Cyclical	—	72,481,836	—	72,481,836
Energy	—	61,577,239	—	61,577,239
Financials	—	171,414,063	—	171,414,063
Industrials	—	36,057,464	—	36,057,464
Technology	—	10,154,279	—	10,154,279
Utilities	—	67,755,126	—	67,755,126

Total Corporate Fixed-Income Bonds & Notes	—	536,736,485	586,320	537,322,805

Total Mortgage-Backed Securities	122,304,531	319,267,764	—	441,572,295

Government & Agency Obligations
Foreign Government Obligations	—	21,542,538	—	21,542,538
U.S. Government Agencies	—	24,757,832	—	24,757,832
U.S. Government Obligations	257,693,554	90,122,250	—	347,815,804

Total Government & Agency Obligations	257,693,554	136,422,620	—	394,116,174

Total Commercial Mortgage-Backed Securities	—	278,568,295	—	278,568,295

Total Asset-Backed Securities	—	89,702,438	—	89,702,438

Total Municipal Bonds	—	9,048,651	—	9,048,651

Collateralized Mortgage Obligations
Agency	—	4,649,310	—	4,649,310
Non-Agency	—	223,841	6,792	230,633

Total Collateralized Mortgage Obligations	—	4,873,151	6,792	4,879,943

Total Short-Term Obligations	—	219,715,992	—	219,715,992

Total Investments	379,998,085	1,594,335,396	593,112	1,974,926,593

Unrealized Depreciation on Futures Contracts	(2,579,792)	—	—	(2,579,792)

Value of Credit Default Swap Contracts—Appreciation	—	585,048	—	585,048

Value of Credit Default Swap Contracts—Depreciation	—	(258,950)	—	(258,950)

Total	$377,418,293	$1,594,661,494	$593,112	$1,972,672,899

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

Certain corporate fixed-income bonds & notes classified as a Level 3 security are valued using the market approach and utilize single market quotations from broker dealers.

Certain collateralized mortgage obligations classified as a Level 3 security are valued using the market approach. To determine fair value for this security, management considered various factors which may have included, but were not limited to, estimated cash flows of the security and observed yields on securities management deemed comparable.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the six months ended October 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2010
Corporate Fixed-Income Bonds & Notes
Consumer Cyclical	$576,912	$—	$28	$9,803	$—	$(423)	$—	$—	$586,320
Collateralized Mortgage Obligations Non-Agency	—	—	28	15	6,820	(71)	—	—	6,792

	$576,912	$—	$56	$9,818	$6,820	$(494)	$—	$—	$593,112

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to the securities owned at October 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $9,818. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At October 31, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$5,500,000	$240,043	$292,571
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	4,400,000	164,927	(5,309)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	12/20/15	5,575,000	295,026	(24,727)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	12/20/15	6,695,000	366,191	(41,047)
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	10,200,000	(172,171)	(83,798)
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	5,500,000	240,020	292,477
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	12/20/15	6,000,000	227,837	(9,911)
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	4,700,000	221,572	(48,448)
Morgan Stanley	The Home Depot, Inc.	Buy	1.000%	03/20/15	3,000,000	(22,713)	(45,606)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	1.000%	12/20/15	1,250,000	(28,522)	(104)

							$326,098

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

At October 31, 2010, the Fund held the following open short futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Interest Rate Risk
5-Year U.S. Treasury Notes	500	$60,789,062	$60,025,719	Dec-2010	$(763,343)
10-Year U.S. Treasury Notes	1,667	210,510,844	208,694,395	Dec-2010	(1,816,449)

					$(2,579,792)

At October 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	28.9
Mortgage-Backed Securities	23.8
Government & Agency Obligations	21.2
Commercial Mortgage-Backed Securities	15.0
Asset-Backed Securities	4.8
Municipal Bonds	0.5
Collateralized Mortgage Obligations	0.3

94.5
Short-Term Obligations	11.8
Other Assets & Liabilities, Net	(6.3)

100.0

Acronym	Name
I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Core Bond Fund

October 31, 2010 (Unaudited)

		($)
Assets	Investments, at identified cost	1,915,352,083

	Investments, at value	1,974,926,593
	Cash	8,384,242
	Open credit default swap contracts	585,048
	Credit default swap contracts premiums paid	1,648,851
	Receivable for:
	Investments sold	15,236,899
	Fund shares sold	4,701,850
	Interest	12,410,229
	Securities lending	1,702
	Foreign tax reclaims	1,458
	Expense reimbursement due from investment advisor	91,970
	Trustees’ deferred compensation plan	120,473
	Prepaid expenses	17,583
	Other assets	4,890

	Total Assets	2,018,131,788

Liabilities	Open credit default swap contracts	258,950
	Credit default swap contracts premiums received	219,249
	Payable for:
	Investments purchased	19,608,700
	Investments purchased on a delayed delivery basis	135,372,855
	Fund shares repurchased	965,136
	Futures variation margin	839,984
	Distributions	2,218,622
	Investment advisory fee	605,691
	Administration fee	94,300
	Pricing and bookkeeping fees	19,852
	Transfer agent fee	305,140
	Trustees’ fees	30,773
	Custody fee	10,717
	Distribution and service fees	30,790
	Trustees’ deferred compensation plan	120,473
	Other liabilities	95,724

	Total Liabilities	160,796,956

	Net Assets	1,857,334,832

Net Assets Consist of	Paid-in capital	1,810,156,793
	Undistributed net investment income	1,828,806
	Accumulated net realized loss	(11,964,246)
	Net unrealized appreciation (depreciation) on:
	Investments	59,574,510
	Futures contracts	(2,579,792)
	Credit default swap contracts	318,761

	Net Assets	1,857,334,832

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Class A	Net assets	$61,105,175
	Shares outstanding	5,476,396
	Net asset value per share	$11.16	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($11.16/0.9525)	$11.72	(b)

Class B	Net assets	$7,293,179
	Shares outstanding	653,626
	Net asset value and offering price per share	$11.16	(a)

Class C	Net assets	$11,120,524
	Shares outstanding	996,644
	Net asset value and offering price per share	$11.16	(a)

Class T	Net assets	$17,865,337
	Shares outstanding	1,601,131
	Net asset value per share	$11.16	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($11.16/0.9525)	$11.72	(b)

Class Z	Net assets	$1,759,950,617
	Shares outstanding	157,727,902
	Net asset value, offering and redemption price per share	$11.16

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Core Bond Fund

For the Six Months Ended October 31, 2010 (Unaudited)

		($)
Investment Income	Interest	31,856,154
	Securities lending	1,702

	Total Investment Income	31,857,856

Expenses	Investment advisory fee	3,561,984
	Administration fee	553,723
	Distribution fee:
	Class B	30,942
	Class C	41,295
	Service fee:
	Class A	75,067
	Class B	10,314
	Class C	13,765
	Shareholder service fees – Class T	13,665
	Transfer agent fee	526,775
	Pricing and bookkeeping fees	89,188
	Trustees’ fees	32,132
	Custody fee	27,662
	Chief compliance officer expenses	726
	Other expenses	284,954

	Total Expenses	5,262,192

	Fees waived or expenses reimbursed by investment advisor	(531,003)
	Fees waived by distributor – Class C	(8,259)
	Expense reductions	(651)

	Net Expenses	4,722,279

	Net Investment Income	27,135,577

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Credit Default Swap Contracts	Net realized gain (loss) on:
	Investments	44,121,363
	Futures contracts	(12,487,148)
	Credit default swap contracts	(525,487)

	Net realized gain	31,108,728

	Net change in unrealized appreciation (depreciation) on:
	Investments	12,239,065
	Futures contracts	(881,935)
	Credit default swap contracts	1,006,556

	Net change in unrealized appreciation (depreciation)	12,363,686

	Net Gain	43,472,414

	Net Increase Resulting from Operations	70,607,991

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Core Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended October 31, 2010 ($)	Year Ended April 30, 2010 ($)
Operations	Net investment income	27,135,577	60,007,812
	Net realized gain on investments, futures contracts and credit default swap contracts	31,108,728	33,910,112
	Net change in unrealized appreciation (depreciation) on investments, futures contracts and credit default swap contracts	12,363,686	75,614,414

	Net increase resulting from operations	70,607,991	169,532,338

Distributions to Shareholders	From net investment income:
	Class A	(922,683)	(1,998,487)
	Class B	(95,927)	(353,582)
	Class C	(136,175)	(333,218)
	Class T	(289,032)	(699,863)
	Class Z	(25,862,702)	(56,951,640)

	Total distributions to shareholders	(27,306,519)	(60,336,790)

	Net Capital Stock Transactions	256,771,224	(68,513,448)
	Increase from regulatory settlements	—	64,003

	Total increase in net assets	300,072,696	40,746,103

Net Assets	Beginning of period	1,557,262,136	1,516,516,033
	End of period	1,857,334,832	1,557,262,136
	Undistributed net investment income at end of period	1,828,806	1,999,748

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Core Bond Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended October 31, 2010		Year Ended April 30, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	666,110	7,357,294	1,356,645	14,391,450
Distributions reinvested	59,771	660,469	158,671	1,684,419
Redemptions	(653,315)	(7,208,919)	(1,107,289)	(11,703,064)

Net increase	72,566	808,844	408,027	4,372,805

Class B
Subscriptions	107,133	1,185,329	167,094	1,763,857
Distributions reinvested	5,472	60,410	25,454	269,503
Redemptions	(307,655)	(3,387,126)	(707,300)	(7,490,537)

Net decrease	(195,050)	(2,141,387)	(514,752)	(5,457,177)

Class C
Subscriptions	95,743	1,056,619	297,463	3,127,995
Distributions reinvested	5,857	64,781	14,931	158,490
Redemptions	(96,169)	(1,059,129)	(407,463)	(4,284,457)

Net increase (decrease)	5,431	62,271	(95,069)	(997,972)

Class T
Subscriptions	18,909	210,300	8,980	94,991
Distributions reinvested	20,540	227,060	57,688	612,092
Redemptions	(107,992)	(1,194,560)	(201,579)	(2,141,769)

Net decrease	(68,543)	(757,200)	(134,911)	(1,434,686)

Class Z
Subscriptions	43,867,180	484,990,784	23,637,532	249,743,749
Distributions reinvested	1,040,363	11,521,485	1,957,715	20,777,764
Redemptions	(21,544,309)	(237,713,573)	(31,707,424)	(335,517,931)

Net increase (decrease)	23,363,234	258,798,696	(6,112,177)	(64,996,418)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,
Class A Shares	2010		2010		2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.87		$10.13		$10.44		$10.57		$10.36	$10.81

Income from Investment Operations:
Net investment income (b)	0.17		0.39		0.46		0.49		0.48	0.42
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	0.29		0.74		(0.32)		(0.13)		0.21	(0.44)

Total from investment operations	0.46		1.13		0.14		0.36		0.69	(0.02)

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.39)		(0.45)		(0.49)		(0.48)	(0.43)

Increase from regulatory settlements	—		—	(c)	—		—		—	—

Net Asset Value, End of Period	$11.16		$10.87		$10.13		$10.44		$10.57	$10.36
Total return (d)	4.26	%(e)(f)	11.29	%(f)	1.48	%(f)	3.47	%(f)	6.81%	(0.27	)%(f)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.80	%(h)	0.77%		0.70%		0.81%		0.90%	0.91%
Waiver/Reimbursement	0.06	%(h)	0.10%		0.16%		0.06%		—	—	%(i)
Net investment income (g)	3.05	%(h)	3.64%		4.55%		4.73%		4.58%	3.90%
Portfolio turnover rate	108	%(e)	216%		214%		195%		175%	105%
Net assets, end of period (000s)	$61,105		$58,733		$50,600		$50,558		$52,116	$24,417

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,
Class B Shares	2010		2010		2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.87		$10.13		$10.44		$10.57		$10.36	$10.81

Income from Investment Operations:
Net investment income (b)	0.13		0.31		0.38		0.42		0.40	0.34
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	0.29		0.74		(0.31)		(0.14)		0.21	(0.44)

Total from investment operations	0.42		1.05		0.07		0.28		0.61	(0.10)

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.31)		(0.38)		(0.41)		(0.40)	(0.35)

Increase from regulatory settlements	—		—	(c)	—		—		—	—

Net Asset Value, End of Period	$11.16		$10.87		$10.13		$10.44		$10.57	$10.36
Total return (d)	3.87	%(e)(f)	10.47	%(f)	0.72	%(f)	2.70	%(f)	6.01%	(1.01	)%(f)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.55	%(h)	1.52%		1.45%		1.56%		1.65%	1.66%
Waiver/Reimbursement	0.06	%(h)	0.10%		0.16%		0.06%		—	—	%(i)
Net investment income (g)	2.31	%(h)	2.92%		3.81%		3.99%		3.83%	3.15%
Portfolio turnover rate	108	%(e)	216%		214%		195%		175%	105%
Net assets, end of period (000s)	$7,293		$9,224		$13,809		$14,700		$15,710	$9,704

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,
Class C Shares	2010		2010	2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$10.87		$10.13	$10.44	$10.57	$10.36	$10.81

Income from Investment Operations:
Net investment income (b)	0.14		0.32	0.39	0.43	0.42	0.35
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	0.29		0.74	(0.31)	(0.14)	0.21	(0.44)

Total from investment operations	0.43		1.06	0.08	0.29	0.63	(0.09)

Less Distributions to Shareholders:
From net investment income	(0.14)		(0.32)	(0.39)	(0.42)	(0.42)	(0.36)

Increase from regulatory settlements	—		— (c)	—	—	—	—

Net Asset Value, End of Period	$11.16		$10.87	$10.13	$10.44	$10.57	$10.36
Total return (d)(e)	3.95	%(f)	10.63%	0.87%	2.84%	6.17%	(0.86)%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.40	%(h)	1.37%	1.30%	1.41%	1.50%	1.51%
Waiver/Reimbursement	0.21	%(h)	0.25%	0.31%	0.21%	0.15%	0.15%
Net investment income (g)	2.45	%(h)	3.06%	3.90%	4.13%	3.99%	3.30%
Portfolio turnover rate	108	%(f)	216%	214%	195%	175%	105%
Net assets, end of period (000s)	$11,121		$10,773	$11,002	$6,857	$5,695	$4,073

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,
Class T Shares	2010		2010		2009		2008 (a)		2007	2006 (b)

Net Asset Value, Beginning of Period	$10.87		$10.13		$10.44		$10.57		$10.36	$10.81

Income from Investment Operations:
Net investment income (c)	0.18		0.40		0.47		0.51		0.49	0.42
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	0.29		0.74		(0.32)		(0.14)		0.21	(0.43)

Total from investment operations	0.47		1.14		0.15		0.37		0.70	(0.01)

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.40)		(0.46)		(0.50)		(0.49)	(0.44)

Increase from regulatory settlements	—		—	(d)	—		—		—	—

Net Asset Value, End of Period	$11.16		$10.87		$10.13		$10.44		$10.57	$10.36
Total return (e)	4.31	%(f)(g)	11.40	%(g)	1.58	%(g)	3.57	%(g)	6.91%	(0.17	)%(g)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.70	%(i)	0.67%		0.60%		0.71%		0.80%	0.81%
Waiver/Reimbursement	0.06	%(i)	0.10%		0.16%		0.06%		—	—	%(j)
Net investment income (h)	3.15	%(i)	3.75%		4.66%		4.83%		4.68%	4.01%
Portfolio turnover rate	108	%(f)	216%		214%		195%		175%	105%
Net assets, end of period (000s)	$17,865		$18,147		$18,278		$21,562		$23,582	$26,372

(a)	On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g) Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,
Class Z Shares	2010		2010		2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.87		$10.13		$10.44		$10.57		$10.36	$10.81

Income from Investment Operations:
Net investment income (b)	0.18		0.41		0.48		0.52		0.51	0.44
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	0.29		0.74		(0.31)		(0.14)		0.21	(0.44)

Total from investment operations	0.47		1.15		0.17		0.38		0.72	—

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.41)		(0.48)		(0.51)		(0.51)	(0.45)

Increase from regulatory settlements	—		—	(c)	—		—		—	—

Net Asset Value, End of Period	$11.16		$10.87		$10.13		$10.44		$10.57	$10.36
Total return (d)	4.39	%(e)(f)	11.57	%(f)	1.73	%(f)	3.72	%(f)	7.07%	(0.02	)%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.55	%(h)	0.52%		0.45%		0.56%		0.65%	0.66%
Waiver/Reimbursement	0.06	%(h)	0.10%		0.16%		0.06%		—	—	%(i)
Net investment income (g)	3.30	%(h)	3.90%		4.80%		4.98%		4.83%	4.16%
Portfolio turnover rate	108	%(e)	216%		214%		195%		175%	105%
Net assets, end of period (000s)	$1,759,951		$1,460,385		$1,422,826		$1,523,499		$1,606,867	$948,279

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Note 1. Organization

Columbia Core Bond Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Each share class has its own expense structure and sales charges, as applicable.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other Columbia Funds.

Class A and Class T shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% based upon the holding period after purchase.

Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T and Class Z shares, as described in the Fund’s prospectuses.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund may use derivative instruments including futures contracts and credit default swap contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks, among others:

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counterparty to a derivative contract to make timely principal and /or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

Interest Rate Risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The following provides more detailed information about each derivative type held by the Fund:

Futures Contracts

The Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include, among others: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Fund’s investment advisor.

Upon entering into a futures contract, the Fund identifies within its portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the six month period ended October 31, 2010, the Fund entered into 4,526 futures contracts.

Credit Default Swaps

The Fund entered into credit default swap transactions as a protection buyer to reduce overall credit exposure.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

During the six month period ended October 31, 2010, the Fund purchased credit default swaps with a notional amount of $75,015,000.

The following table is a summary of the value of the Fund’s derivative instruments as of October 31, 2010:

Fair Value of Derivative Instruments
Statement of Assets and Liabilities
Asset	Fair Value	Liability	Fair Value
Futures Variation Margin	—	Futures Variation Margin	$839,984*
Open Credit Default Swaps/ Premiums	$2,233,899	Open Credit Default Swaps/ Premiums	478,199

*	Includes only the current day’s variation margin.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended October 31, 2010:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate	$(12,487,148)	$(881,935)
Credit Default Swap Contracts	Credit	(525,487)	1,006,556

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (“TIPS”). The principal amount of TIPS is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Interest Only Securities

The Fund may invest in Interest Only Securities (“IOs”). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Stripped Securities

The Fund may invest in Interest Only (“IO”) and Principal Only (“PO”) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security; therefore, the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer, the borrowers under the underlying mortgage loans, or the credit enhancer have defaulted on its obligation.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as an increase to the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended April 30, 2010 was as follows:

April 30, 2010
Ordinary Income*	$60,336,790

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at October 31, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$79,239,122
Unrealized depreciation	(16,663,672)

Net unrealized appreciation	$62,575,450

The following capital loss carryforwards, determined as of April 30, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2014	$2,130,740
2015	5,076,609
2017	35,127,545

Total	$42,334,894

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Investment Advisers, LLC (the “Advisor”), a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), is the investment advisor of the Fund. The Advisor receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.48%
$500 million to $1 billion	0.43%
$1 billion to $1.5 billion	0.40%
$1.5 billion to $3 billion	0.37%
$3 billion to $6 billion	0.36%
Over $6 billion	0.35%

For the six month period ended October 31, 2010, the Fund’s annualized effective investment advisory fee rate was 0.43% of the Fund’s average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund under an Administrative Services Agreement (the “Administrative Agreement”), including services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and oversight of the accounting and financial reporting services provided by State Street as discussed in the Pricing and Bookkeeping note below.

The Advisor receives a monthly administration fee at the annual rate of 0.067% of the Fund’s average daily net assets. The Fund also reimburses the Advisor for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund’s portfolio securities, incurred by the Advisor in the performance of services under the Administrative Agreement.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Columbia Management Investment Services Corp. (the “Transfer Agent”), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent of the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six month period ended October 31, 2010, the Fund’s annualized effective transfer agent fee rate for each class was 0.06% of the Fund’s average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

reductions on the Statement of Operations. For the six month period ended October 31, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Investment Distributors, Inc. (the “Distributor”), an indirect wholly owned subsidiary of Ameriprise Financial, is the distributor of the Fund’s shares.

For the six month period ended October 31, 2010, initial sales charges paid by shareholders on the purchase of Class A and Class T shares amounted to $3,324 and $7, respectively. For the same time period, net CDSC fees paid by shareholders on certain redemptions of Class B and Class C shares amounted to $2,300 and $298, respectively.

The Fund has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Payments under the Plans, which are calculated daily and paid monthly, are based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee		Service Fee
Class B	Class C1	Class A	Class B	Class C1
0.75%	0.75%	0.25%	0.25%	0.25%

[1]

The Distributor has voluntarily agreed to waive a portion of the distribution and service fees for Class C shares so that the combined distribution and service fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Service Fee

The Fund may pay shareholder service fees up to a maximum of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services) but will limit such fees to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares. In addition, effective November 8, 2010, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis.

For the six month period ended October 31, 2010, the annualized effective shareholder service fee was 0.15% of the Fund’s average daily net assets attributable to Class T shares.

Fee Waivers and Expense Reimbursements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.55% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Advisor or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended October 31, 2010, these custody credits reduced total expenses by $651 for the Fund.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Note 6. Portfolio Information

For the six month period ended October 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $1,926,220,610 and $1,728,065,652, respectively, of which $1,509,264,871 and $1,341,216,750, respectively, were U.S. Government securities.

Note 7. Regulatory Settlements

During the year ended April 30, 2010, the Fund received payments totaling $64,003 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective October 14, 2010, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 14, 2010, interest was charged to each participating fund at the same rates. In addition, a commitment fee of 0.15% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended October 31, 2010, the Fund did not borrow under these arrangements.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Shareholder Concentration

As of October 31, 2010, two shareholder accounts owned 55.8% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform

Columbia Core Bond Fund

October 31, 2010 (Unaudited)

under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 12. Subsequent Event

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued, and except as disclosed below, noted no items requiring adjustment of the financial statements.

The Board of Trustees has approved a proposal to merge the Fund into Columbia Bond Fund. Shareholders of the Fund will vote on the proposal at a Special Meeting of Shareholders scheduled to be held during the first half of 2011.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Core Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

Columbia Core Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1005 A (12/10)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	December 20, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	December 20, 2010